Investment Objectives and Goals - AB Emerging Markets Multi-Asset Portfolio	Mar. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY INFORMATION AB Emerging Markets Multi-Asset Portfolio
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund’s investment objective is to maximize total return. Total return is the sum of capital appreciation and income.